Form N-1A Cover	Jun. 18, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Value Line Small Cap Opportunities Fund, Inc.
Entity Central Index Key	0000895429
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 18, 2026
Prospectus Date	Jun. 18, 2026